Related Party Transactions (Details) - Schedule of due from affiliates - USD ($)	Jun. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties	$ 871,344		$ 2,617,873		$ 3,709,772
NUKK Capital [Member]
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties		[1]	144,696	[2]	144,696	[2]
TCM [Member]
Related Party Transactions (Details) - Schedule of due from affiliates [Line Items]
Due from related parties	$ 871,344		$ 2,473,177		$ 3,565,076

[1]	An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.
[2]	An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.